SPECIAL PURPOSE ENTITIES (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities	The assets and liabilities of SCF 1 are comprised primarily of the following:

	December 31,
	2021	2020
Energy storage systems, net	$649	$1,463
Deferred revenue, current	$283	$283
Deferred revenue, noncurrent	$753	$1,047
Other liabilities	$159	$239
These balances were as follows as of December 31, 2021 and 2020 (in thousands):

	December 31,
	2021	2020
Energy storage systems, net	$92,426	$91,593
Deferred revenue, current	$4,417	$3,713
Deferred revenue, noncurrent	$10,835	$8,265
Other liabilities	$3,586	$3,178

Schedule of Equity Method Investments
The following table summarizes additional information about the Company’s equity method investments, SPV II, SPV III, SPV IV and Copec:

	SPV II	SPV III	SPV IV	COPEC
Date formed	January 23, 2015	June 7, 2016	June 30, 2017	March 24, 2020
Initial ownership %	49%	50%	50%	49%
Stem’s interest	100% of Class A shares	100% of Class B shares	100% of Class B shares	100% of Class A shares
Initial distributions:
Class A	10% (Stem)	80% (Stem — 50%)	97.5%	To be determined
Class B	90%	20% (Stem — 100%)	2.5% (Stem)	N/A
As of December 31, 2021 and 2020, the Company’s investment in its unconsolidated SPE’s, recorded within other noncurrent assets on the consolidated balance sheets, was as follows (in thousands):

	December 31,
	2021	2020
Investment in SPV II	$—	$—
Investment in SPV III	421	487
Investment in SPV IV	291	257
Copec	1,212	—
Total equity method investments	$1,924	$744
As discussed in Note 2 —
Summary of Significant Accounting Policies
, the Company accounts for the legal sales of the energy storage systems to the SPEs as a financing obligation. This is because the Company has significant continuing involvement in the generation of cash flows of the energy storage systems and continue to be legally responsible under the host customer contract. Accordingly, in addition to the equity method investment, the Company has the following financing obligations associated with energy storage systems legally sold to the unconsolidated SPEs (in thousands):

	December 31,
	2021	2020
Financing obligation, current portion	$15,277	$14,914
Financing obligation, noncurrent	$73,204	$73,128